GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Jun. 29, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of goodwill for the fiscal years ended June 29, 2016 and June 24, 2015 are as follows (in thousands):

	2016			2015
	Chili's	Maggiano's	Consolidated	Chili's	Maggiano's	Consolidated
Balance at beginning of year	$93,984	$38,397	$132,381	$95,037	$38,397	$133,434

Changes in goodwill:
Additions (a)	31,912	0	31,912	0	0	0
Foreign currency translation adjustment	(286)	0	(286)	(1,053)	0	(1,053)

Balance at end of year	$125,610	$38,397	$164,007	$93,984	$38,397	$132,381
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(a)	Additions reflect the goodwill acquired as a result of the acquisition of Pepper Dining. See Note 2 for additional disclosures.

Schedule of Intangible Assets
Intangible assets, net for the fiscal years ended June 29, 2016 and June 24, 2015 are as follows (in thousands):

	2016			2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets
Chili's reacquired franchise rights (a)	$17,284	$(3,041)	$14,243	$7,423	$(1,625)	$5,798
Chili's other (b)	5,988	(713)	5,275	804	(358)	446
	$23,272	$(3,754)	$19,518	$8,227	$(1,983)	$6,244

Indefinite-lived intangible assets
Chili's liquor licenses	$9,775			$9,466
Maggiano's liquor licenses	932			932
	$10,707			$10,398